Gains and losses on disposal and main changes in scope of consolidation - Orange Polska and FiberCo in Poland general information (Details) € in Millions	Aug. 31, 2021 EUR (€)
Disclosure of detailed information about business combination [line items]
Amount received in cash	€ 202
FiberCo
Disclosure of detailed information about business combination [line items]
Percentage of equity interest sold	50.00%
Net gain resulting from the loss of exclusive control on FiberCo	€ 310
Sales price	292
Amount received in cash	288
Amount to be received subject to compliance with network deployment schedule	€ (90)